Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium	Series A convertible preferred shares	Share based payments reserve	Exchange fluctuation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 4	$ 6,415	$ 10,980	$ 7,606	$ (1,002)	$ (209,431)	$ (185,428)
Loss for the period						(58,790)	(58,790)
Exchange differences on translation of the financial statements of subsidiaries					(3,157)		(3,157)
Share-based payments				6,082			6,082
Balance at Dec. 31, 2022	4	6,415	10,980	13,688	(4,159)	(268,221)	(241,293)
Loss for the period						(109,228)	(109,228)
Exchange differences on translation of the financial statements of subsidiaries					(82)		(82)
Issuance of ordinary shares	1	91,779					91,780
Conversion of Financial liabilities at FVTPL	5	329,534					329,539
Conversion of Series A convertible preferred shares	1	10,979	(10,980)
Share-based payments				4,330			4,330
Balance at Dec. 31, 2023	11	438,707		18,018	(4,241)	(377,449)	75,046
Loss for the period						(51,869)	(51,869)
Exchange differences on translation of the financial statements of subsidiaries					(294)		(294)
Issuance of ordinary shares
Vesting of restricted shares		28		(28)
Exercise of share options		281		(129)			152
Share-based payments				2,450			2,450
Balance at Dec. 31, 2024	$ 11	$ 439,016		$ 20,311	$ (4,535)	$ (429,318)	$ 25,485